Condensed Consolidated Balance Sheets Unaudited ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 291,879	$ 45,299	¥ 286,803	$ 44,420	¥ 224,768
Accounts receivable, net	228,478	35,459	230,097	35,637	228,214
Prepaid expenses and other current assets	26,750	4,151	24,945	3,864	13,753
Amounts due from related parties	13,007	2,019	13,007	2,015	7
Investment in marketable security	40,606	6,302	40,566	6,283
Total current assets	600,720	93,230	595,418	92,219	466,742
Property and equipment, net	1,475	229	1,491	231	1,356
Intangible assets, net	236,686	36,733	237,674	36,811	239,634
Goodwill	92,069	14,289	92,069	14,260	92,069
Long term investments	53,000	8,225	23,000	3,562	5,000
Long term deposits and other non-current assets	12,139	1,884	1,394	216	1,382
Deferred tax assets– non-current	5,147	799	5,448	844	5,654
Total non-current assets	400,516	62,159	361,076	55,924	345,095
TOTAL ASSETS	1,001,236	155,389	956,494	148,143	811,837
Current liabilities:
Accounts payable	35,406	5,496	45,786	7,092	67,089
Accrued salary and employee benefits	12,155	1,886	9,223	1,428	18,141
Accrued expenses and other current liabilities	7,365	1,143	9,989	1,547	12,358
Current portion of contingent consideration – earn-out liability	52,783	8,192	71,536	11,080	92,183
Income tax payable	11,245	1,745	12,418	1,923	8,581
Loan payables - related parties	11,468	1,780	12,310	1,907
Deferred revenue	70,744	10,979	67,588	10,468	49,567
Warrants liabilities	5,090	790	16,077	2,490	29,558
Total current liabilities	206,256	32,011	244,927	37,935	277,477
Deferred tax liabilities - non current	58,992	9,155	59,237	9,175	59,729
Contingent consideration – earn-out liability	8,175	1,269	11,428	1,770	15,116
Total non-current liabilities	67,167	10,424	70,665	10,945	74,845
TOTAL LIABILITIES	273,423	42,435	315,592	48,880	352,322
Commitments and contingencies
Ordinary share	133,719	20,753	121,379	18,799	(96,349)
Shares to be issued					200,100
Statutory reserves	28,824	4,473	25,896	4,011	18,352
Retained earnings	549,643	85,303	478,077	74,045	322,610
Accumulated other comprehensive income	15,627	2,425	15,550	2,408	14,802
Total shareholder’s equity	727,813	112,954	640,902	99,263	459,515
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 1,001,236	$ 155,389	¥ 956,494	$ 148,143	¥ 811,837